Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts payable	$ 505,147	$ 181,831
Trades payable	4,261,835
Trade accounts payable and related parties		181,831	$ 104,988
Other payable	29,998	24,307	24,307
Accounts Payable	$ 4,796,980	$ 206,138	$ 129,295